Registration No. 33-31267 and 811-05914

      As filed with the Securities and Exchange Commission on August 11, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No. 22                          X
                                              ----
                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

                  Amendment No. 24                                         X
                               ----

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
             (as successor to Templeton Global Opportunities Trust,
                         Massachusetts business trust)
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             500 E BROWARD BOULEVARD, FORT LAUDERDALE, FLORIDA 33394
             -------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (954) 527-7500
              -----------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)


          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       ------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

       [ ]   immediately upon filing pursuant to paragraph (b) of Rule 485

       [ ]   on (date) pursuant to paragraph (b) of Rule 485

       [X]   60 days after filing pursuant to paragraph (a)(1) of Rule 485

       [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485

       [ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485

       [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Pursuant to Rule 414 under the Securities Act of 1933, Templeton Global Opportunities Trust (DE Trust), a Delaware statutory trust, as successor of Templeton Global Opportunities Trust a Massachusetts business trust, is filing this amendment to the registration statement of Templeton Global Opportunities Trust (DE Trust), and expressly adopts the registration statement of Templeton Global Opportunities Trust as its own for all purposes of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.



PAGE
                                     PART A

                                   PROSPECTUS

For the purpose of this EDGAR filing, the prospectus of Templeton Global Opportunities Trust dated May 1, 2006 is incorporated by reference to the electronic filing made on April 27, 2006 under the Accession Number 0000856138-06-000014.



415 P-1

                       SUPPLEMENT DATED OCTOBER [10], 2006
                              TO THE PROSPECTUS OF

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                                 CLASS A, B & C
                                DATED MAY 1, 2006

The Prospectus is amended as follows:

I. Footnote 1 in the section "Performance" on page 9 is supplemented as follows:

1. Figures do not reflect sales charges. If they did, returns would be lower.As of June 30, 2006, the Fund's year-to-date return was 8.53% for Class A.

II. The following information is amended in the "Management" section beginning on page 12:

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (Advisers) (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission (SEC) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. The SEC anticipates that notice of this distribution plan will be published on or after September 15, 2006. After publication and comment, the proposed distribution plan will be submitted to the SEC for approval. When the SEC approves the proposed distribution plan, with modifications as appropriate, distributions will begin pursuant to that plan. The SEC anticipates the distribution will begin in the fall of 2006.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the Judicial Panel) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the MDL). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan will be completed in August 2006, in accordance with the terms and conditions of the SEC's order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

In addition, various subsidiaries of Franklin Resources, Inc., as well as certain Templeton funds, have also been named in several class action lawsuits originally filed in state courts in Illinois, alleging breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by such subsidiaries, and seeking, among other relief, monetary damages and attorneys' fees and costs. In April 2005, these lawsuits were removed to the United States District Court for the Southern District of Illinois. On July 12, 2005, the court dismissed one of these lawsuits and dismissed the remaining lawsuits on August 25, 2005. Plaintiffs are appealing the dismissals to the United States Court of Appeals.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."

III. The following information is added to the section "Financial Highlights" beginning on page 20:

                                                      SIX MONTHS ENDED JUNE 30,
CLASS A                                                      2006 (UNAUDITED)
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
Net asset value, beginning of period                          $16.83
                                                         ------------------
Income from investment operations/a:
  Net investment income/b                                       0.13
  Net realized and unrealized gains (losses)                    1.30
                                                         -------------------
Total from investment operations                                1.43
                                                         -------------------
Less distributions from:
  Net investment income                                        (0.01)
  Net realized gains                                           (0.22)
                                                         -------------------
Total distributions                                            (0.23)
                                                         -------------------
Redemption fees                                                    -/d
                                                         -------------------
NET ASSET VALUE, END OF PERIOD                                $18.03
                                                         -------------------
Total return/c                                                  8.53%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                           $415,453
Ratios to average net assets:
  Expenses                                                      1.36%/e,f
  Net investment income                                         1.46%/e
Portfolio turnover rate                                         7.19%





                                                      SIX MONTHS ENDED JUNE 30,
CLASS B                                                   2006 (UNAUDITED)
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
Net asset value, beginning of period                          $16.69
                                                         ------------------
Income from investment operations/a:
  Net investment income/b                                       0.06
  Net realized and unrealized gains (losses)                    1.29
                                                         ------------------
Total from investment operations                                1.35
                                                         ------------------
Less distributions from:
  Net investment income                                        (0.01)
  Net realized gains                                           (0.22)
                                                         -------------------
Total distributions                                            (0.23)
                                                         -------------------
Redemption fees                                                    -/d
                                                         -------------------
NET ASSET VALUE, END OF PERIOD                                 $17.81
                                                         -------------------
Total return/c                                                   8.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                              $2,312
Ratios to average net assets:
  Expenses                                                       2.11%/e,f
  Net investment income                                          0.71%/e
Portfolio turnover rate                                          7.19%



                                                      SIX MONTHS ENDED JUNE 30,
CLASS C                                                    2006 (UNAUDITED)
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
Net asset value, beginning of period                          $16.63
                                                         -------------------
Income from investment operations/a:
  Net investment income/b                                       0.06
  Net realized and unrealized gains (losses)                    1.28
                                                         -------------------
Total from investment operations                                1.34
                                                         -------------------
Less distributions from:
  Net investment income                                        (0.01)
  Net realized gains                                           (0.22)
                                                         -------------------
Total distributions                                            (0.23)
                                                         -------------------
Redemption fees                                                    -/d
                                                         -------------------
NET ASSET VALUE, END OF PERIOD                                $17.74
                                                         -------------------
Total return/c                                                  8.09%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                            $21,687
Ratios to average net assets:
  Expenses                                                      2.11%/e,f
  Net investment income                                         0.71%/e
Portfolio turnover rate                                         7.19%



a. The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation toincome earned and/orfluctuating market value of the investments in the Fund.
b. Based on average daily shares outstanding.
c. Total return does not reflect sales commissions or contingent deferred sales charge, if applicable, and is not annualized for periods less than one year.
d. Amount is less than $0.01 per share.
e. Annualized.
f. Benefit of expense reduction is less than 0.01%.



                Please keep this supplement for future reference.



PAGE



                                     PART B
                      STATEMENT OF ADDITIONAL INFORAMTION

PAGE


For the purpose of this EDGAR filing, the statement of additional information of Templeton Global Opportunities Trust dated May 1, 2006 is incorporated by reference to the electronic filing made on April 27, 2006 under the Accession Number 0000856138-06-000014.




415 SA-2

                       SUPPLEMENT DATED OCTOBER [10], 2006
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                                 CLASS A, B & C
                                DATED MAY 1, 2006

The Statement of Additional Information (SAI) is amended as follows:

I. The second paragraph on page 1 is supplemented as follows:

The unaudited financial statements in the Fund's Semi-Annual Report to Shareholders, for the period ended June 30, 2006, are incorporated by reference (are legally a part of this SAI).

II. The information under the section "Goal, Strategies and Risks - Fundamental Investment Policies," beginning on page 2, is revised to read as follows:

The Fund's investment goal is long-term capital growth.

The Fund may not:

1.   Borrow money, except to the extent permitted by the Investment
     Company Act of 1940 (1940 Act), or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (SEC).

2. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities secured by real estate or interests therein or securities of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

6.   Issue senior securities, except to the extent permitted by the 1940
     Act and any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

7. Invest more than 25% of the Fund's net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

8.   Purchase the securities of any one issuer (other than the U.S.
     government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

III. The information under the section "Goal, Strategies and Risks - Non-Fundamental Investment Policies," beginning on page 3, is supplemented with the following:

The Fund may invest up to 15% of its net assets in illiquid securities.

IV. The information under the section "Officers and Trustees - Independent Board Members," beginning on page 17, is replaced with the following:



---------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF
                                                                PORTFOLIOS IN
                                                                 FUND COMPLEX
NAME, YEAR OF BIRTH                          LENGTH OF          OVERSEEN BY
AND ADDRESS               POSITION           TIME SERVED        BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------

Harris J. Ashton        Trustee               Since 1992       143               Director, Bar-S Foods
(1932)                                                                           (meat packing company).
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
-------------------------------------------------------------------------------------------------------------
Frank J. Crothers       Trustee               Since 1989       19                None
(1944)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Island Corporate Holdings Ltd.; Director and Vice Chairman,  Caribbean
Utilities Co. Ltd.;  Director and President,  Provo Power Company Ltd.; director of various other business and nonprofit organizations;  and FORMERLY,  Chairman,
Atlantic Equipment & Power Ltd. (1977-2003).
-------------------------------------------------------------------------------------------------------------
S. Joseph Fortunato     Trustee               Since 1992       144               None
(1932)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch
(until 2002) (Consultant (2003)).
-------------------------------------------------------------------------------------------------------------
Edith E. Holiday        Trustee               Since 1996       139               Director, Hess Corporation
(1952)                                                                           (formerly, Amerada Hess
500 East Broward                                                                 Corporation) (exploration
Blvd.                                                                            and refining of oil and
Suite 2100                                                                       gas), H.J. Heinz Company
Fort Lauderdale, FL                                                              (processed foods and
33394-3091                                                                       allied products), RTI
                                                                                 International Metals, Inc.
                                                                                 (manufacture and
                                                                                 distribution of titanium),
                                                                                 Canadian National Railway
                                                                                 (railroad) and White
                                                                                 Mountains Insurance Group,
                                                                                 Ltd. (holding company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993);
General Counsel to the United States Treasury Department (1989-1990); and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public
Liaison-United States Treasury Department (1988-1989).
-------------------------------------------------------------------------------------------------------------
Gordon S. Macklin       Trustee               Since 1993       143               Director, MedImmune, Inc.
(1928)                                                                           (biotechnology), and
500 East Broward                                                                 Overstock.com (Internet
Blvd.                                                                            services); and FORMERLY,
Suite 2100                                                                       Director, MCI
Fort Lauderdale, FL                                                              Communication Corporation
33394-3091                                                                       (subsequently known as MCI
                                                                                 WorldCom, Inc. and
                                                                                 WorldCom, Inc.
                                                                                 (communications services)
                                                                                 (1988-2002), White
                                                                                 Mountains Insurance Group,
                                                                                 Ltd. (holding company)
                                                                                 (1987-2004), Spacehab,
                                                                                 Inc. (aerospace
                                                                                 services)(2003) and Martek
                                                                                 Biosciences Corporation
                                                                                 (1998-2006).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; Senior Business Advisor, Martek Biosciences
Corporation (research and development); and FORMERLY, Deputy Chairman, White
Mountains Insurance Group, Ltd. (holding company) (2001-2004); Chairman, White
River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group
(investment banking) (1987-1992); and President, National Association of
Securities Dealers, Inc. (1970-1987).
-------------------------------------------------------------------------------------------------------------
David W. Niemiec        Trustee               Since October    19                Director, Emeritus
(1949)                                        2005                               Corporation (assisted
500 East Broward                                                                 living) and OSI
Blvd.                                                                            Pharmaceuticals, Inc.
Suite 2100                                                                       (pharmaceutical products).
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Advisor,  Saratoga  Partners  (private equity fund);  Director,  various private companies;  and FORMERLY,  Managing Director,  Saratoga Partners (1998-2001) and
SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon,
Read & Co. Inc. (investment banking)  (1991-1997);  and Chief Financial Officer,
Dillon, Read & Co. Inc. (1982-1997).
-------------------------------------------------------------------------------------------------------------
Frank A. Olson (1932)   Trustee               Since 2003       102               Director, Hess Corporation
500 East Broward                                                                 (formerly, Amerada Hess
Blvd.                                                                            Corporation) (exploration
Suite 2100                                                                       and refining of oil and
Fort Lauderdale, FL                                                              gas) and Sentient Jet
33394-3091                                                                       (private jet service); and
                                                                                 FORMERLY, Director, Becton
                                                                                 Dickinson and Company
                                                                                 (medical technology),
                                                                                 Cooper Industries, Inc.
                                                                                 (electrical products and
                                                                                 tools and hardware),
                                                                                 Health Net, Inc.
                                                                                 (formerly, Foundation
                                                                                 Health) (integrated
                                                                                 managed care), The Hertz
                                                                                 Corporation, Pacific
                                                                                 Southwest Airlines, The
                                                                                 RCA Corporation, Unicom
                                                                                 (formerly, Commonwealth
                                                                                 Edison), UAL Corporation
                                                                                 (airlines) and White
                                                                                 Mountains Insurance Group,
                                                                                 Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and FORMERLY,
Chairman of the Board, President and Chief Executive Officer, UAL Corporation
(airlines).
-------------------------------------------------------------------------------------------------------------
Larry D. Thompson       Trustee               Since May 2006   19                None
(1945)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary,
PepsiCo, Inc. (consumer products); and FORMERLY, Director, Delta Airlines
(aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow
of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of
Justice (2001-2003).
-------------------------------------------------------------------------------------------------------------
Constantine D.           Trustee              Since 1989       19                None
Tseretopoulos (1954)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow, University of Maryland
(1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).
-------------------------------------------------------------------------------------------------------------
Robert E. Wade (1946)   Trustee               Since May 2006   29                Director, El Oro and
500 East Broward                                                                 Exploration Co., p.l.c.
Blvd.                                                                            (investments) and ARC
Suite 2100                                                                       Wireless Solutions, Inc.
Fort Lauderdale, FL                                                              (wireless components and
33394-3091                                                                       network products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Practicing attorney.
-------------------------------------------------------------------------------------------------------------


V. The information under the section "Officers and Trustees - Interested Board Members and Officers," beginning on page 19, is replaced with the following:



---------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF
                                                                PORTFOLIOS IN
                                                                 FUND COMPLEX
NAME, YEAR OF BIRTH                          LENGTH OF          OVERSEEN BY
AND ADDRESS               POSITION           TIME SERVED        BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------

*Charles B. Johnson     Trustee, Chairman     Trustee and        143               None
(1933)                  of the Board and      Chairman of
One Franklin Parkway    Vice President        the Board
San Mateo, CA                                 since 1995 and
94403-1906                                    Vice President
                                              since 1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin
Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.;
Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 42 of the investment companies in Franklin Templeton
Investments.
-------------------------------------------------------------------------------------------------------------
**Rupert H. Johnson,    Trustee and Vice      Trustee since    127               None
Jr. (1940)              President             1993 and Vice
One Franklin Parkway                          President
San Mateo, CA                                 since 1996
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Director,  Franklin  Advisers,  Inc.;  Senior Vice President,  Franklin Advisory
Services,  LLC; and officer and/or  director or trustee,  as the case may be, of some of the other  subsidiaries  of Franklin  Resources,  Inc.  and of 45 of the
investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Harmon E. Burns (1945)  Vice President        Since 1996       Not Applicable    Not Applicable
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.;  Vice  President  and Director,  Franklin  Templeton  Distributors,  Inc.;
Executive Vice President,  Franklin Advisers,  Inc.; and officer and/or director or trustee,  as the case may be, of some of the other  subsidiaries  of Franklin
Resources,  Inc. and of 45 of the  investment  companies  in Franklin  Templeton
Investments.
-------------------------------------------------------------------------------------------------------------
James M. Davis (1952)   Chief Compliance      Chief            Not Applicable    Not Applicable
One Franklin Parkway    Officer and Vice      Compliance
San Mateo, CA           President - AML       Officer since
94403-1906              Compliance            2004 and Vice
                                              President -
                                              AML Compliance
                                              since February
                                              2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director,  Global  Compliance,  Franklin  Resources,  Inc.; officer of 47 of the investment companies in Franklin Templeton Investments and FORMERLY, Director of
Compliance, Franklin Resources, Inc. (1994-2001).
-------------------------------------------------------------------------------------------------------------
Jeffrey A. Everett      President and Chief   Since October    Not Applicable    Not Applicable
(1964)                  Executive Officer -   2005
PO Box N-7759           Investment
Lyford Cay, Nassau,     Management
Bahamas

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; and officer of 14 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Jimmy D. Gambill        Senior Vice President   Since 2002     Not Applicable    Not Applicable
(1947)                  and Chief Executive
500 East Broward        Officer - Finance and
Blvd.                   Administration
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President,  Franklin Templeton Services,  LLC; Senior Vice President,  Templeton
Worldwide,  Inc.;  and  officer of 47 of the  investment  companies  in Franklin
Templeton Investments.
-------------------------------------------------------------------------------------------------------------
David P. Goss (1947)    Vice President        Since 2000       Not Applicable    Not Applicable
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin Resources, Inc.; and officer of
47 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Barbara J. Green        Vice President        Since 2000       Not Applicable    Not Applicable
(1947)
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary,  Franklin Resources, Inc.;
Secretary  and Senior Vice  President,  Templeton  Worldwide,  Inc.;  Secretary,
Franklin Advisers,  Inc.,  Franklin Advisory Services,  LLC, Franklin Investment
Advisory  Services,  LLC,  Franklin Mutual  Advisers,  LLC,  Franklin  Templeton
Alternative  Strategies,   Inc.,  Franklin  Templeton  Investor  Services,  LLC,
Franklin  Templeton  Services,  LLC,  Franklin  Templeton  Distributors,   Inc.,
Templeton  Investment Counsel, LLC and  Templeton/Franklin  Investment Services,
Inc.;  and  officer of 47 of the  investment  companies  in  Franklin  Templeton
Investments;  and FORMERLY, Deputy Director,  Division of Investment Management,
Executive  Assistant  and  Senior  Advisor  to the  Chairman,  Counselor  to the
Chairman,  Special  Counsel and Attorney  Fellow,  U.S.  Securities and Exchange
Commission  (1986-1995);  Attorney,  Rogers & Wells (until  1986);  and Judicial
Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-------------------------------------------------------------------------------------------------------------
John R. Kay (1940)      Vice President        Since 1994       Not Applicable    Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President,  Templeton Worldwide,  Inc.; Assistant Vice President,  Franklin
Templeton  Distributors,   Inc.;  Senior  Vice  President,   Franklin  Templeton
Services,  LLC;  and  officer  of some of the  other  subsidiaries  of  Franklin
Resources,  Inc. and of 32 of the  investment  companies  in Franklin  Templeton
Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
-------------------------------------------------------------------------------------------------------------
Robert C. Rosselot      Secretary             Since 2004       Not Applicable    Not Applicable
(1960)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Templeton Investments; Assistant Secretary,
Franklin Resources, Inc.; Vice President and Assistant Secretary, Templeton
Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary
Trust International of the South and officer of 14 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Gregory R. Seward       Treasurer             Since 2004       Not Applicable    Not Applicable
(1956)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 16 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice
President, JPMorgan Chase (2000-2004) and American General Financial Group
(1991-2000).
-------------------------------------------------------------------------------------------------------------
Craig S. Tyle (1960)    Vice President        Since October    Not Applicable    Not Applicable
One Franklin Parkway                          2005
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005) and General Counsel,
Investment Company, Institute (ICI) (1997-2004).
-------------------------------------------------------------------------------------------------------------
Galen G. Vetter (1951)  Chief Financial       Since 2004       Not Applicable    Not Applicable
500 East Broward        Officer and Chief
Blvd.                   Accounting Officer
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing
Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP
(1979-1987 and 1991-2004).
-------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered an interested persons of the Trust under the federal securities laws due to their positions as an officers and directors and major shareholders of Franklin Resources, Inc. which is the parent company of the Fund's investment manager and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

VI. The first two paragraphs in the section "Organization, Voting Rights and Principal Holders," on page 35 are replaced with the following:

The Fund is a diversified, open-end management investment company, commonly called a mutual fund. The Fund was originally organized as a Massachusetts business trust on October 2, 1989, and was reorganized effective October [10], 2006 as a Delaware statutory trust created on May 26, 2006 and is registered with the SEC.

VII. The last paragraph in the section entitled "Organization, Voting Rights and Principal Holders," on page 35 is replaced with the following:

As of August 3, 2006, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class. The board members may own shares in other funds in Franklin Templeton Investments.

VIII. The information under the section "Performance - Average annual total return before taxes," beginning on page 44, is supplemented with the following:

The average annual total returns before taxes for the indicated periods ended June 30, 2006, were:

                 1 YEAR (%)       5 YEARS (%)          10 YEARS (%)
------------------------------------------------------------------------------
Class A           14.08             6.65                    7.31

                                                      SINCE INCEPTION
                 1 YEAR (%)       5 YEARS (%)          (1/1/99) (%)
------------------------------------------------------------------------------
Class B           13.77             7.44                  6.82



                 1 YEAR (%)       5 YEARS (%)          10 YEARS (%)
------------------------------------------------------------------------------
Class C           19.06             7.10                  7.16


IX. The information under the section "Performance - Average annual total return after taxes on distributions," beginning on page 45, is supplemented with the following:

The average annual total returns after taxes on distributions for the indicated periods ended June 30, 2006, were:

                 1 YEAR (%)       5 YEARS (%)          10 YEARS (%)
------------------------------------------------------------------------------
Class A           13.29             6.38                 6.12

                                                      SINCE INCEPTION
                 1 YEAR (%)       5 YEARS (%)          (1/1/99) (%)
------------------------------------------------------------------------------
Class B           13.07             7.34                  6.11



                 1 YEAR (%)       5 YEARS (%)          10 YEARS (%)
------------------------------------------------------------------------------
Class C          18.34              7.02                  6.19


X. The information under the section "Performance - Average annual total return after taxes on distributions and sale of fund shares," beginning on page 45, is supplemented with the following:

The average annual total returns after taxes on distributions and sale of fund shares for the indicated periods ended June 30, 2006, were:

                 1 YEAR (%)       5 YEARS (%)          10 YEARS (%)
------------------------------------------------------------------------------
Class A           10.51             5.77                 5.83

                                                      SINCE INCEPTION
                 1 YEAR (%)       5 YEARS (%)          (1/1/99) (%)
------------------------------------------------------------------------------
Class B            10.21            6.56                 5.72



                  1 YEAR (%)       5 YEARS (%)          10 YEARS (%)
------------------------------------------------------------------------------
Class C            13.71            6.28                 5.86


XI. The information under the section heading "Performance - Cumulative total return," beginning on page 46, is supplemented with the following:

The cumulative total returns for the indicated periods ended June 30, 2006, were:

                 1 YEAR (%)       5 YEARS (%)          10 YEARS (%)
------------------------------------------------------------------------------
Class A           14.08             37.98                102.51

                                                      SINCE INCEPTION
                 1 YEAR (%)       5 YEARS (%)          (1/1/99) (%)
------------------------------------------------------------------------------
Class B           13.77             43.19                 64.85


                 1 YEAR (%)       5 YEARS (%)          10 YEARS (%)
------------------------------------------------------------------------------
Class C           19.06             40.90                 99.66


                Please keep this supplement for future reference.




PAGE



                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                        FILES NOS. 33-31267 AND 811-05914

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

     (A) DECLARATION OF TRUST

           (i) Amended and Restated Declaration of Trust/3
          (ii) Establishment and Designation of Classes of Shares of Beneficial Interest/2
          iii) Form of Declaration of Trust

     (B) BY-LAWS

          (i) Amended and Restated By-Laws dated October 11, 2002/7
         (ii) Form of By-Laws

     (C) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

          Not Applicable

     (D) INVESTMENT ADVISORY CONTRACTS

           (i) Amended and Restated Investment Management Agreement/2
          (ii) Amendment to the Investment Management Agreement/7
         (iii) Amendment dated May 1, 2004 to the Investment Management Agreement/9
          (iv) Form of Investment Management Agreement

     (E) UNDERWRITING CONTRACTS

           (i) Distribution Agreement/3
          (ii) Form of Dealer Agreements between Registrant, Franklin Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003/8
         (iii) Form of Distribution Agreement

     (F) BONUS OR PROFIT SHARING CONTRACTS

          Not Applicable

     (G) CUSTODIAN AGREEMENTS

            (i) Custody Agreement/3
           (ii) Amendment dated March 2, 1998 to the Custody Agreement/5
          (iii) Amendment No. 2 dated July 23, 1998 to the Custody Agreement/5
           (iv) Amendment No. 3 dated May 1, 2001 to the Custody Agreement/6
            (v) Form of Assignment of Custody Agreement


     (H) OTHER MATERIAL CONTRACTS

            (i) Fund Administration Agreement/4
           (ii) Sub-Transfer AgentAgreement between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc. dated June 22, 1994/8
          (iii) Amendment to the Sub-Transfer Agent Agreement dated January 1, 1999/8
           (iv) Assignment to the Sub-Transfer Agent Agreement dated June 13, 2003/8
            (v) Shareholder Sub-Accounting Services Agreement/3
           (vi) Amendment to Fund Administration Agreement/7
          (vii) Transfer Agent and Shareholder Services Agreement dated January 1, 2003/8
         (viii) Form of Fund Administration Agreement
           (ix) Form of Transfer Agent and Shareholder Services Agreement

     (I) LEGAL OPINION

          (i) Opinion and Consent of Counsel/7

     (J) OTHER OPINION

          (i) Consent of Registered Independent Public Accounting Firm

     (K) OMITTED FINANCIAL STATEMENTS

          Not Applicable

     (L) INITIAL CAPITAL AGREEMENTS

          (i) Letter concerning initial capital/1/

     (M) RULE 12B-1 PLAN

            (i) Distribution Plan -- Class A/2
           (ii) Distribution Plan -- Class C/2
          (iii) Distribution Plan -- Class B/8
           (iv)Form of Distribution Plan -- Class A
            (v) Form of Distribution Plan -- Class C
           (vi) Form of Distribution Plan -- Class B

     (N) RULE 18F-3 PLAN

          (i) Multi Class Plan/5
         (ii) Form of Multi Class Plan
     (P) CODE OF ETHICS

          (i) Code of Ethics dated 05/06

     (Q) POWER OF ATTORNEY

           (i) Powers of Attorney dated August 7, 20060



--------------------
1. Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on January 19, 1990.

2. Previously filed with Post-Effective Amendment No. 8 to the Registration Statement on April 28, 1995.

3. Previously filed with Post-Effective Amendment No. 9 to the Registration Statement on April 29, 1996.

4. Previously filed with Post-Effective Amendment No. 11 to the Registration Statement on April 30, 1997.

5. Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on December 31, 1998.

6. Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on April 29, 2002.

7. Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on April 29, 2003.

8. Previously filed with Post-Effective Amendment No. 19 to the Registration Statement on April 29, 2004.

 9. Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on February 25, 2005.






ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          NONE.

ITEM 25.  INDEMNIFICATION.

     Reference is made to Article IV of the Registrant's Declaration of Trust, which is incorporated by reference hereto Post-Effective Amendment No. 9 filed on April 29, 1996.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT

     (a) Templeton Investment Counsel, LLC

     Templeton Investment Counsel, LLC (Investment Counsel) is an indirect, wholly owned subsidiary of Franklin Resoureces, Inc. (Resources). The officers of Investment Counsel also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.

     For additional information please see Part B and Schedules A and D of Form ADV of Investment Counsel (SEC File 801-15125), incorporated herein by reference, which sets forth the officers of Investment Counsel and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.


ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Franklin Templeton Distributors, Inc.(Distributors) also acts as principal underwriter of shares of:

               Templeton China World Fund
               Templeton Developing Markets Trust
               Templeton Funds, Inc.
               Templeton Global Investment Trust
               Templeton Global Smaller Companies Fund
               Templeton Growth Fund, Inc.
               Templeton Income Trust
               Templeton Institutional Funds, Inc.

               Franklin California Tax Free Income Fund, Inc.
               Franklin California Tax Free Trust
               Franklin Capital Growth Fund
               Franklin Custodian Funds, Inc.
               Franklin Federal Money Fund
               Franklin Federal Tax-Free Income Fund
               Franklin Global Trust
               Franklin Gold and Precious Metals Fund
               Franklin Growth and Income Fund
               Franklin High Income Trust
               Franklin Investors Securities Trust
               Franklin Managed Trust
               Franklin Money Fund
               Franklin Mutual Recovery Fund
               Franklin Mutual Series Fund Inc.
               Franklin Municipal Securities Trust
               Franklin New York Tax-Free Income Fund
               Franklin New York Tax-Free Trust
               Franklin Real Estate Securities Fund
               Franklin Strategic Mortgage Portfolio
               Franklin Strategic Series
               Franklin Tax Exempt Money Fund
               Franklin Tax-Free Trust
               Franklin Templeton Fund Allocator Series
               Franklin Templeton Global Trust
               Franklin Templeton International Trust
               Franklin Templeton Money Fund Trust
               Franklin Templeton Variable Insurance Products Trust Franklin Value Investors Trust
               Institutional Fiduciary Trust


     (b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889)

     (c) Registrant's principal underwriter is an affiliated person of an affilliated person of the Registrant.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     Certain accounts, books, and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules thereunder are located at 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394. Other records are maintained at the offices of Franklin Templeton Investor Services, LLC, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and 3344 Quality Drive, P.O. Box 2258, Rancho Cordova, California 95741-2283.

ITEM 29.  MANAGEMENT SERVICES

     There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS.

     Not Applicable.


PAGE


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Mateo and the State of California, on the 11th day of August 2006.



                                         TEMPLETON GLOBAL OPPORTUNITIES TRUST

                                          By:/s/DAVID P. GOSS
                                             ---------------------------------
                                             David P. Goss, Vice President



     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



SIGNATURE                                TITLE                  DATE
----------------------------------------------------------------------------

                                    Chief Executive
-------------------------------     Officer - Investment
Jeffrey A. Everett                  Management


Jimmy D. Gambill*                   Chief Executive         August 11, 2006
-------------------------------     Officer - Finance
Jimmy D. Gambill                    and Administration


Galen G. Vetter*                    Chief Financial         August 11, 2006
-------------------------------     Officer
Galen G. Vetter


Harris J. Ashton*                   Trustee                  August 11, 2006
-------------------------------
Harris J. Ashton


Frank J. Crothers*                  Trustee                  August 11, 2006
-------------------------------
Frank J. Crothers


S. Joseph Fortunato*                Trustee                  August 11, 2006
-------------------------------
S. Joseph Fortunato*


Edith E. Holiday*                   Trustee                  August 11, 2006
-------------------------------
Edith E. Holiday*


                                    Trustee
-------------------------------
Charles B. Johnson


                                    Trustee
-------------------------------
Rupert H. Johnson, Jr.


Gordon S. Macklin*                  Trustee                  August 11, 2006
-------------------------------
Gordon S. Macklin


David W. Niemiec*                   Trustee                  August 11, 2006
-------------------------------
David W. Niemiec


Frank A. Olson*                     Trustee                  August 11, 2006
-------------------------------
Frank A. Olson


Larry D. Thompson                    Trustee                  August 11, 2006
-------------------------------
Larry D. Thompson


Constantine D. Tseretopoulos*       Trustee                  August 11, 2006
-------------------------------
Constantine D. Tseretopoulos


Robert E. Wade                      Trustee                  August 11, 2006
-------------------------------
Robert E. Wade



*By: /s/DAVID P. GOSS
     ---------------------
     Daivd P. Goss
     Attorney-in-Fact
     (Pursuant to Powers of Attorney filed herewith)



PAGE


                       TEMPLETON GLOBAL OPPORTUNITIES TRUST
                             REGISTRATION STATEMENT
                                  EXHIBIT INDEX


EXHIBIT NUMBER                    DESCRIPTION                                 LOCATION

EX-99.(a)(i)      Amended and Restated Declaration of Trust                     *

EX-99.(a)(ii)     Establishment and Designation of Classes of Shares of         *
                  Beneficial Interest

EX-99.(a)(iii)    Form of Declaration of Trust                                  Attached

EX-99.(b)(i)      Amended and Restated By-Laws dated October 11, 2002           *

EX-99.(b)(ii)     Form of By-Laws                                               Attached

EX-99.(d)(i)      Amended and Restated Investment Management Agreement          *

EX-99.(d)(ii)     Amendment to Investment Management Agreement                  *

EX-99.(d)(ii)     Amendment to dated May 1, 2004 to theInvestment Management    *
                  Agreement

EX-99.(d)(iv)     Form of Investment Management Agreement                       Attached

EX-99.(e)(i)      Distribution Agreement                                        *

EX-99.(e)(ii)     Form of Dealer Agreements between Registrant, Franklin        *
                  Templeton Distributors, Inc. and Securities  Dealers
                  dated November 1, 2003

EX-99.(e)(iii)    Form of  Distribution Agreement                               Attached

EX-99.(g)(i)      Custody Agreement                                             *

EX-99.(g)(ii)     Amendment dated March 2, 1998 to the Custody Agreement        *

EX-99.(g)(iii)    Amendment No. 2 dated July 23, 1998 to the Custody Agreement  *

EX-99.(g)(iv)     Amendment No. 3 dated May 1, 2001 to the Custody Agreement    *

EX-99.(g)(v)      Form of Assignment of Custody Agreement                       Attached

EX-99.(h)(i)      Fund Administration Agreement                                 *

EX-99.(h)(ii)     Sub-Transfer AgentAgreement between the Registrant,           *
                  Franklin Templeton Investor Services, LLC and The
                  Shareholder Services Group, Inc. dated June 22, 1994

EX-99.(h)(iii)    Amendment to the  Sub-Transfer  Agent Agreement dated         *
                  January 1, 1999

EX-99.(h)(iv)     Assignment to the Sub-Transfer Agent Agreement dated          *
                  June 13, 2003

EX-99.(h)(v)      Shareholder Sub-Accounting Services Agreement                 *

EX-99.(h)(vi)     Amendment to Fund Administration Agreement                    *

EX-99.(h)(vii)    Transfer Agent and Shareholder Services Agreement dated       *
                  January 1, 2003

EX-99.(h)(viii)   Form of Fund Administration Agreement                         Attached

EX-99.(h)(ix)     Form of Transfer Agent and Shareholder Services Agreement     Attached

EX-99.(i)(i)      Opinion and Consent Counsel                                   *

EX-99.(j)(i)      Consent of Registered Independent Public Accounting Firm      Attached

EX-99.(l)(i)      Letter concerning initial capital                             *

EX-99.(m)(i)      Distribution Plan - Class A                                   *

EX-99.(m)(ii)     Distribution Plan - Class C                                   *

EX-99.(m)(iii)    Distribution Plan - Class B                                   *

EX-99.(m)(iv)     Form of Distribution Plan - Class A                           Attached

EX-99.(m)(v)      Form of Distribution Plan - Class C                           Attached

EX-99.(m)(vi)     Form of Distribution Plan - Class B                           Attached

EX-99.(n)(i)      Multi-Class Plan                                              *

EX-99.(n)(ii)     Form of Multi-Class Plan                                      Attached

EX-99.(p)(i)      Code of Ethics dated 05/06                                    Attached

EX-99.(q)(i)      Power of Attorney dated August 7, 2006                        Attached


* Incorporated by reference.